Contract assets (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Contract Assets

Current contract assets:

	31 December	31 December
	2020	2019
Contract assets	972,052	933,969
	972,052	933,969

Non-current contract assets:

	31 December	31 December
	2020	2019
Contract assets	128,114	10,291
	128,114	10,291